Revenue Broken by Region (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue Recognition, Milestone Method [Line Items]
Revenue		$ 16,508	$ 52,151	$ 21,444
Asia [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		9,230	8,373	5,973
Latin America [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		5,320	34,603	6,130
Europe [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		1,750	495	1,236
Israel (1) [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue	[1]		8,365	7,000
Africa [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue				1,105
Other [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue		$ 208	$ 315

[1]	Sales in Israel in 2015 and 2014 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 16% and 33% of revenues during such periods, respectively.